Inventories and other assets - Disclosure of detailed information about Inventories and other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Ore in stockpiles	$ 4,194	$ 8,426
Gold-in-circuit and doré bars	9,751	0
Supplies and others	4,651	1,599
Total current inventories	18,596	10,025
Prepaid expenses and deposits	3,941	6,244
Total current other assets	22,537	16,269
Non-current assets
Ore in stockpiles	0	17,279
Sales taxes	11,632	6,775
Deposits (reclamation and equipment)	4,619	599
Deferred financing fees	1,786	1,167
Total non-current other assets	$ 18,037	$ 25,820